Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2025		Dec. 31, 2024		Jun. 18, 2024
Preferred stock, par value			$ 0.0001
Preferred stock, shares authorized	12,622		20,000,000		20,000,000
Preferred stock, shares issued	12,622		20,000,000		20,000,000
Preferred stock, shares outstanding	12,622		20,000,000		20,000,000
Preferred stock, liquidation preference, value			$ 2,000		$ 2,000
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	300,000,000		40,000,000		40,000,000
Common stock, shares issued	32,626,730		3,672,794		3,672,794
Common stock, shares outstanding	32,626,730		3,672,794		3,672,794
Convertible Notes payable	$ 0	[1]	$ 107,600,000	[1],[2]	$ 0	[2]
Related Party
Convertible Notes payable			$ 22,700,000
Series Seed Convertible Preferred Stock
Temporary equity, par value	$ 0.0001		$ 0.0001
Temporary equity, shares authorized	0		20,000,000
Shares issued to related party	0		20,000,000
Temporary equity, shares outstanding	0		20,000,000
Temporary equity, liquidation preference, value	$ 0		$ 2,000
Preferred stock, par value			$ 0.0001		$ 0.0001
Preferred stock, shares authorized			20,000,000		20,000,000
Preferred stock, shares issued			20,000,000		20,000,000
Preferred stock, shares outstanding			20,000,000		20,000,000
Preferred stock, liquidation preference, value			$ 2,000		$ 2,000
Series A Non-voting Convertible Preferred Stock
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	12,622		0
Preferred stock, shares issued	12,622		0
Preferred stock, shares outstanding	12,622		0

[1]	Includes related party amount of $22.7 million at December 31, 2024.
[2]	Includes related party amount of $22.7 million.